Fair Value Measurements (Tables) - Breeze Holdings Acquisition Corp. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Summary of Financial Assets Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of June 30, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2025
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$5,290,000	$—	$—
Warrant liability - Private Placement Warrants	$—	$2,495,500	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Public Warrants	$1,955,000	$—	$—
Warrant liability - Private Placement Warrants	$—	$922,250	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability – Public Warrants	$1,955,000	$—	$—
Warrant liability – Private Placement Warrants	$—	$922,250	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Liabilities
Warrant liability – Public Warrants	$1,495,000	$—	$—
Warrant liability – Private Placement Warrants	$—	$—	$705,250

Schedule of Financial Assets that were Transferred from Level 3 To Level 1

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$705,250	$1,495,000	$2,200,250
Change in valuation inputs or other assumptions	8,137,500	12,995,000	21,132,500
Fair value as of March 31, 2024	8,842,750	14,490,000	23,332,750
Change in valuation inputs or other assumptions	(6,781,250)	(10,695,000)	(17,476,250)
Fair value as of June 30, 2024	$2,061,500	$3,795,000	$5,856,500

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2024	$922,250	$1,955,000	$2,877,250
Change in valuation inputs or other assumptions	976,500	2,070,000	3,046,500
Fair value as of March 31, 2025	1,898,750	4,025,000	5,923,750
Change in valuation inputs or other assumptions	596,750	1,265,000	1,861,750
Fair value as of June 30, 2025	$2,495,500	$5,290,000	$7,785,500

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$705,250	$1,495,000	$2,200,250
Change in valuation inputs or other assumptions	217,000	460,000	677,000
Fair value as of December 31, 2024	$922,250	$1,955,000	$2,877,250

Schedule of Inputs for Fair Value

The following table provides the significant inputs to the Modified Black-Scholes model for the fair value of the Private Placement Warrants:

As of December 31, 2023
Stock price	$11.03
Strike price	$11.50
Probability of completing a Business Combination	6.50%
Dividend yield	—
Term (in years)	5.25
Volatility	11.30%
Risk-free rate	3.84%
Fair value of warrants	$0.13

Private Warrants [Member]
Fair Value Measurements [Line Items]
Schedule of Financial Assets

The following table presents information about the Company’s financial assets that were transferred from Level 3 to Level 2:

Level 3 roll forward of Warrant Liability – Private Warrants	For The Year Ended December 31, 2024
Beginning balance	$705,250
Transfer in	—
Transfer out	(922,250)
Unrealized loss	217,000
Ending balance	$—
Amount of unrealized loss for the period included in income relating to assets held at the end of the reporting period	$217,000

Public Warrants [Member]
Fair Value Measurements [Line Items]
Schedule of Financial Assets that were Transferred from Level 3 To Level 1

The following table presents information about the Company’s financial assets that were transferred from Level 3 to Level 1:

Level 3 roll forward of Warrant Liability – Public Warrants	For The Year Ended December 31, 2024
Beginning balance	$—
Transfer in	3,795,000
Transfer out	(2,415,000)
Unrealized gain	(1,380,000)
Ending balance	$—
Amount of unrealized gain for the period included in income relating to assets held at the end of the reporting period	$(1,380,000)